UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.


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1.      Name and address of issuer:

                         Ohio National Variable Account A
                         c/o The Ohio National Life Insurance Company
                         One Financial Way
                         Cincinnati, OH 45242

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2. The name of each series or class of securities for which this Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

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3.      Investment Company Act File Number: 811-01978

        Securities Act File Number:
				002-36590
				002-73470
				002-78652
				002-91213
				033-62282
				333-05848
				333-10907
				333-43511
				333-43513
				333-43515
				333-52006
				333-86603
				333-134288
				333-134982
				333-156430
				333-156432
				333-164069
				333-164070
				333-164073
				333-164075
				333-171785
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4(a).   Last day of fiscal year for which this Form is filed:

                         December 31, 2013

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A-2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c).   [ ] Check box if this is the last time the issuer will be filing this
        Form.
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5.      Calculation of registration fee:

        (i)    Aggregate sale price of securities sold during
               the fiscal year pursuant to section 24(f):       $5,108,438,801
                                                                ----------------

        (ii)   Aggregate price of securities redeemed or
               repurchased during the fiscal year:            $3,699,180,553
                                                              --------------

        (iii)  Aggregate price of securities redeemed or
               repurchased during any prior fiscal year
               ending no earlier than October 11, 1995
               that were not previously used to reduce
               registration fees payable to the Commission:   $            0
                                                              --------------

        (iv)   Total available redemption credits (add
               Items 5(ii) and 5(iii):                           $3,699,180,553
                                                                 --------------

        (v)    Net sales -- if Item 5(i) is greater than
               Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:  $1,409,258,248
                                                                 --------------
      -----------------------------------------------------------------
        (vi)   Redemption credits available for use in future  $(    0)
               years - if Item 5(i) is less than Item 5(iv)     -------
               (subtract Item 5(iv) from Item 5(i))
      -----------------------------------------------------------------

        (vii)  Multiplier for determining registration fee
               (See instruction C.9):                               x .00012880
                                                                       -------

        (viii) Registration fee due [multiply item 5(v) by
               item 5(vii)] "0" if no fee is due):                =  $181,512.46
                                                                     ==========
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6.      Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: _______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______.

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7.      Interest due -- if this Form is being filed more than
        90 days after the end of the issuer's fiscal year (see
        Instruction D):                                         + $         0
                                                                  -----------
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8.      Total of the amount of the registration fee due plus any
        interest due (Item 5(vii) plus Item 7):                 =   $181,512.46*
                                                                   -----------
* Filing fee paid under Form  24F-2 filed for Securities Act File No. 002-36590.
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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                                    March 20, 2014

        Method of Delivery:

                      [X] Wire Transfer
                      [ ] Mail or other means

                                   SIGNATURES

This report has been signed by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Todd Brockman
                              --------------------------------------------
                              Todd Brockman
                              Second Vice President


Date March 20, 2014
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  *Please print the name and title of the signing officer below the signature.